Employee Benefits - DisclosureOfSensitivityAnalysisForActuarialAssumptionsExplanatory (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount and return on plan assets rate	12.46%
Average length of obligation (years)	18 years 4 months 24 days	17 years 8 months 1 day
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount and return on plan assets rate	4.77%	4.77%
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount and return on plan assets rate	3.75%	3.75%
Medical services [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount and return on plan assets rate	7.65%	7.65%
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount and return on plan assets rate	3.75%	3.75%
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount and return on plan assets rate	7.89%	8.17%